EQUITY-ACCOUNTED INVESTMENTS (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure Of Detailed Information About Equity-Accounted Investments [Abstract]
Summary of Equity-Accounted Investments
The following are the company’s equity-accounted investments for the six months ended June 30, 2022:

(MILLIONS)	June 30, 2022
Opening balance	$455
Share of net loss	(1)
Share of other comprehensive income	1
Dividends received	(2)
Foreign exchange translation and other	1
Ending balance	$454